                                Two World Trade Center, New York, New York 10048
Morgan Stanley Dean Witter Balanced Growth Fund
Letter to the Shareholders January 31, 2000

DEAR SHAREHOLDER:

The economy continued its path of robust growth over the 12-month period ended January 31, 2000. In fact, as the current expansion enters its ninth year it will soon surpass the longest-running growth phase in history, the 106-month expansion of the 1960s. With renewed strength in the world economy and the threat of domestic inflation looming, the Federal Reserve Board raised the federal funds rate in three steps, from 4.75 percent to 5.50 percent, between June and November 1999, taking back all the 75 basis points it cut in 1998. Subsequently, on February 2, 2000, the federal funds rate was raised an additional 25 basis points.

The U.S. stock market reached new highs during the second half of 1999 before pulling back in late January and early February of 2000. Technology stocks, particularly those related to information processing, telecommunications and semiconductors, led the equity market during this period. Consumer staples also performed well in the period, rising nearly 30 percent. Lagging the broad market were pollution control, auto parts, energy and aerospace.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during the period. Yields on five-year Treasuries ranged from 4.64 percent to 6.68 percent. On January 31, 2000, the five-year Treasury note was yielding 6.68 percent compared to 4.64 percent one year earlier.


PERFORMANCE

For the twelve-month period ended January 31, 2000, Morgan Stanley Dean Witter Balanced Growth Fund's Class C shares produced a total return of -2.14 percent, compared to 10.35 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and -2.87 percent for the Lehman Brothers Government/Corporate Bond Index. For the same period, the Fund's Class A, B and D shares produced a total return of -1.35 percent, -2.15 percent and -1.20 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions and do

Morgan Stanley Dean Witter Balanced Growth Fund
Letter to the Shareholders January 31, 2000, continued

not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 and Lehman indexes.

We believe that the underperformance of the Fund's equity component was largely the result of its limited exposure to high-technology stocks and its underweighting in the financial sector. Technology stocks now constitute 30 percent of the market capitalization of the S&P 500, while financials represent 13 percent. The significance of the technology sector is further underscored by the fact that it accounted for roughly 70 percent of the performance of the S&P 500 in 1999. High-technology stocks generally pay little if any dividends and therefore are not included in the Fund's portfolio. While the Fund's tilt toward yield may have dampened its relative performance, this same bias toward income provided a degree of stability amid the market volatility that occurred over the past year.


PORTFOLIO

At the end of the fiscal year, the Fund's net assets totaled more than $261 million. The Fund's portfolio mix is 64 percent equities and 36 percent fixed-income securities. During the period the Fund initiated positions in Keycorp, Minnesota Mining & Manufacturing, Phelps Dodge and United Technologies and liquidated its holdings in Banc One, Raytheon, Tenneco and Timken. Currently the Fund maintains investments in 27 equity securities.

As of January 31, the Fund's fixed-income portfolio was invested as follows: 70 percent in mortgage-backed securities, 16 percent in U.S. agency obligations, 8 percent in U.S. Treasuries, 3 percent in U.S. corporate obligations and the balance in cash equivalents. The Fund's fixed-income component was overweighted in mortgage-backed securities, which helped mitigate the negative effects of 1999's bear market in Treasuries. Narrower spreads, along with a diminished supply of mortgage-backed securities, helped the mortgage-backed market outperform both the Treasury and agency markets as strong sponsorship continued for most of the year from banks and investors.


LOOKING AHEAD

Many in the financial community believe that the Fed will find it necessary to raise interest rates as the year progresses if the economy continues to grow as anticipated. If rate increases are implemented, this will be a precautionary measure taken to help keep economic growth and inflation under control. Going forward, we believe that the outlook for the financial markets and the economy is favorable. Accordingly, adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available.

Morgan Stanley Dean Witter Balanced Growth Fund
Letter to the Shareholders January 31, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment objectives.



Very truly yours,



/s/ Charles A. Fiumefreddo                     /s/ Mitchell M. Merin
---------------------------                    ----------------------
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
Chairman of the Board                         President

Morgan Stanley Dean Witter Balanced Growth Fund
Fund Performance January 31, 2000

                            GROWTH OF $10,000 CLASS C

Date                        Total            S&P 500           Lehman
==============================================================================
 March 28, 1995            $10,000           $10,000           $10,000
==============================================================================
January 31, 1996           $12,213           $12,912           $11,429
==============================================================================
January 31, 1997           $13,854           $16,305           $11,702
==============================================================================
January 31, 1998           $16,600           $20,691           $13,009
==============================================================================
January 31, 1999           $19,294           $27,412           $14,144
==============================================================================
January 31, 2000           $18,881 (3)       $30,248           $13,738
==============================================================================

==============================================================================
            --- Fund      --- S&P 500(4)     --- Lehman Index (5)
==============================================================================


Past performance is not predictive of future returns. Performance for Class A, Class B and Class D shares will vary from the performance of Class C shares shown above due to differences in sales charges and expenses.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS C SHARES*
--------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                            -2.14%(1)        -3.02%(2)
Since Inception (3/28/95)         14.01%(1)        14.01%(2)



                       CLASS B SHARES++
--------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                            -2.15%(1)        -6.51%(2)
Since Inception (7/28/97)          7.02%(1)         6.05%(2)



                        CLASS A SHARES+
--------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                            -1.35%(1)        -6.53%(2)
Since Inception (7/28/97)          7.87%(1)         5.58%(2)



               CLASS D SHARES#
---------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                            -1.20%(1)
Since Inception (7/28/97)          8.08%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on January 31, 2000.
(4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 * The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 +    The maximum front-end sales charge for Class A is 5.25%.
++    The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 #    Class D shares have no sales charge.

Morgan Stanley Dean Witter Balanced Growth Fund
Portfolio of Investments January 31, 2000



NUMBER OF
 SHARES                                                            VALUE
----------------------------------------------------------------------------
                    COMMON STOCKS (65.1%)
                    Aerospace (2.3%)
112,000             United Technologies Corp. ...............   $  5,929,000
                                                                ------------
                    Aluminum (2.2%)
 83,500             Alcoa, Inc. .............................      5,818,906
                                                                ------------
                    Auto Parts: O.E.M. (2.4%)
365,000             Delphi Automotive Systems Corp.                6,319,062
                                                                ------------
                    Beverages - Non-Alcoholic (2.4%)
182,000             PepsiCo, Inc. ...........................      6,210,750
                                                                ------------
                    Construction/Agricultural
                      Equipment/Trucks (2.4%)
145,000             Deere & Co. .............................      6,334,687
                                                                ------------
                    Department Stores (2.4%)
205,000             May Department Stores Co. ...............      6,380,625
                                                                ------------
                    Discount Chains (2.4%)
 94,500             Target Corp. ............................      6,242,906
                                                                ------------
                    Diversified Manufacturing (2.3%)
 65,500             Minnesota Mining &
                      Manufacturing Co. .....................      6,132,438
                                                                ------------
                    Electric Utilities (5.0%)
217,000             GPU, Inc. ...............................      6,293,000
173,000             Unicom Corp. ............................      6,768,625
                                                                ------------
                                                                  13,061,625
                                                                ------------
                    Electronic Data Processing (2.4%)
 56,000             International Business Machines
                      Corp. .................................      6,282,500
                                                                ------------
                    Finance Companies (2.2%)
280,000             Associates First Capital Corp.
                      (Class A) .............................      5,600,000
                                                                ------------
                    Forest Products (2.4%)
108,000             Weyerhaeuser Co. ........................      6,196,500
                                                                ------------
                    Major Banks (5.1%)
137,500             BankAmerica Corp. .......................      6,660,156
315,000             KeyCorp .................................      6,615,000
                                                                ------------
                                                                  13,275,156
                                                                ------------
                    Major Chemicals (2.3%)
100,000             Du Pont (E.I.) de Nemours & Co.,
                      Inc. ..................................      5,900,000
                                                                ------------
                    Major Pharmaceuticals (2.5%)
100,500             Bristol-Myers Squibb Co. ................      6,633,000
                                                                ------------
                    Major U.S. Telecommunications (2.5%)
123,000             AT&T Corp. ..............................      6,488,250
                                                                ------------
                    Meat/Poultry/Fish (2.4%)
290,000             ConAgra, Inc. ...........................   $  6,198,750
                                                                ------------
                    Motor Vehicles (5.0%)
128,000             Ford Motor Co. ..........................      6,368,000
 84,000             General Motors Corp. ....................      6,756,750
                                                                ------------
                                                                  13,124,750
                                                                ------------
                    Multi-Sector Companies (2.3%)
 44,500             General Electric Co. ....................      5,935,188
                                                                ------------
                    Oil/Gas Transmission (2.5%)
 99,000             Enron Corp. .............................      6,676,313
                                                                ------------
                    Other Metals/Minerals (2.3%)
103,000             Phelps Dodge Corp. ......................      5,986,875
                                                                ------------
                    Package Goods/Cosmetics (2.5%)
 65,000             Procter & Gamble Co. ....................      6,556,875
                                                                ------------
                    Railroads (2.4%)
215,000             CSX Corp. ...............................      6,288,750
                                                                ------------
                    Semiconductors (2.5%)
 65,000             Intel Corp. .............................      6,426,875
                                                                ------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $160,985,031) ..........    169,999,781
                                                                ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              CORPORATE BONDS (1.1%)
              Construction/Agricultural
                Equipment/Trucks (0.1%)
$ 200         Caterpillar, Inc.
                9.375% due 03/15/21 ..........       228,062
                                                 -----------
              Discount Chains (0.1%)
  200         Wal-Mart Stores, Inc.
                7.50% due 05/15/04 ...........       201,196
                                                 -----------
              Diversified Financial Services (0.1%)
  300         Abbey National PLC
                (United Kingdom)
                6.69% due 10/17/05 ...........       285,870
                                                 -----------
              Diversified Manufacturing (0.0%)
  100         Minnesota Mining &
                Manufacturing Co.
                6.375% due 02/15/28 ..........        87,555
                                                 -----------
              Electric Utilities (0.1%)
  200         Florida Power & Light Co.
                7.05% due 12/01/26 ...........       177,172
                                                 -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Portfolio of Investments January 31, 2000, continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                                           VALUE
---------------------------------------------------------------------------
                     Finance Companies (0.2%)
$  500               Associates Corp. of North America
                       6.25% due 11/01/08 ...................   $   451,800
   150               Ford Motor Credit Corp.
                       8.20% due 02/15/02 ...................       152,634
                                                                -----------
                                                                    604,434
                                                                -----------
                     Major U.S. Telecommunications (0.3%)
   200               MCI Communication Corp.
                       6.95% due 08/15/06 ...................       193,212
   700               MCI WorldCom, Inc.
                       6.40% due 08/15/05 ...................       663,320
                                                                -----------
                                                                    856,532
                                                                -----------
                     Motor Vehicles (0.1%)
   200               General Motors Corp.
                       8.10% due 06/15/24 ...................       192,836
                                                                -----------
                     Multi-Sector Companies (0.1%)
   150               General Electric Capital Corp.
                       8.85% due 04/01/05 ...................       159,156
                                                                -----------
                     TOTAL CORPORATE BONDS
                     (Identified Cost $3,026,852) ...........     2,792,813
                                                                -----------
                     U.S. GOVERNMENT & AGENCY
                     OBLIGATIONS (8.7%)
                     Federal Farm Credit Banks
   800                 5.90% due 01/10/05 ...................       753,920
                                                                -----------
                     Federal Home Loan Banks
   595                 0.00% due 02/25/04 ...................       442,460
 3,000                 0.00% due 07/02/12 ...................     1,087,680
 1,000                 5.88% due 11/25/08 ...................       898,880
 2,400                 5.96% due 02/05/08 ...................     2,180,616
                                                                -----------
                                                                  4,609,636
                                                                -----------
                     Federal National Mortgage Assoc.
   183                 0.00% due 02/01/04 ...................       137,587
   875                 6.34% due 02/04/08 ...................       812,910
   100                 6.48% due 06/28/04 ...................        97,099
 1,000                 6.55% due 11/21/07 ...................       941,290
 1,100                 6.74% due 05/13/04 ...................     1,077,593
   500                 6.75% due 07/30/07 ...................       476,285
   575                 7.40% due 07/01/04 ...................       577,978
                                                                -----------
                                                                  4,120,742
                                                                -----------
                     Resolution Funding Corp.
                       (Coupon Strips)
 1,500                 0.00% due 10/15/04 ...................     1,086,720
 3,000                 0.00% due 04/15/05 ...................     2,070,990
$1,300                 0.00% due 01/15/06 ...................   $   853,203
 3,000                 0.00% due 01/15/08 ...................     1,737,000
                                                                -----------
                                                                  5,747,913
                                                                -----------
                     Tennessee Valley Authority
   298                 0.00% due 04/15/04 ...................       220,726
                                                                -----------
                     U.S. Treasury Bonds
 1,405                 7.50% due 11/15/24 + .................     1,551,738
 1,730                 12.00% due 08/15/13 + ................     2,292,665
                                                                -----------
                                                                  3,844,403
                                                                -----------
                     U.S. Treasury Notes
   800                 6.125% due 08/15/07 ..................       771,320
 1,500                 6.25% due 02/15/07 ...................     1,459,455
                                                                -----------
                                                                  2,230,775
                                                                -----------
                     U.S. Treasury Strips
 2,000                 0.00% due 11/15/06 ...................     1,271,900
                                                                -----------
                     TOTAL U.S. GOVERNMENT &
                     AGENCY OBLIGATIONS
                     (Identified Cost $24,189,378) ..........    22,800,015
                                                                -----------
                     U.S. GOVERNMENT AGENCY MORTGAGE
                     PASS-THROUGH CERTIFICATES (25.2%)
                     Federal Home Loan Mortgage Corp.
 1,964                 7.00% due 03/01/17-02/01/28 ..........     1,890,171
   950                 7.50% due 06/01/11-08/01/11 ..........       945,888
                                                                -----------
                                                                  2,836,059
                                                                -----------
   771               Federal Housing Administration
                       Burbank Gardens Retirement
                       Center
                       7.50% due 02/01/32 ...................       740,281
                                                                -----------
                     Federal National Mortgage Assoc.
11,963                 6.00% due 11/01/04-02/01/29 ..........    11,070,147
 2,965                 6.50% due 08/01/10-06/01/13 ..........     2,829,192
 7,270                 7.00% due 03/01/12-02/01/29 ..........     6,984,443
     9                 7.10% due 05/01/27 ...................         9,244
 6,277                 7.50% due 06/01/25-07/01/29 ..........     6,121,783
   216                 8.00% due 05/01/24-05/01/25 ..........       215,228
 3,000                 8.00% * ..............................     2,983,125
   161                 9.50% due 12/01/20 ...................       163,595
                                                                -----------
                                                                 30,376,757
                                                                -----------
                     Government National Mortgage Assoc.
 2,867                 6.00% due 05/15/28-12/15/28 ..........     2,561,688
 8,638                 6.50% due 08/15/25-05/15/29 ..........     7,976,508
 3,710                 7.00% due 07/15/23-05/15/29 ..........     3,527,679

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Portfolio of Investments January 31, 2000, continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                                    VALUE
---------------------------------------------------------------------
$  6,503        7.50% due 06/15/24-07/15/29 ..........   $  6,336,029
   1,633        8.00% due 04/15/26-08/15/26 ..........      1,627,857
                                                         ------------
                                                           22,029,761
                                                         ------------
              Government National Mortgage
                Assoc. II
   8,251        6.50% due 05/20/28-02/20/29 ..........      7,598,382
   2,257        7.00% due 02/20/26-06/20/29 ..........      2,138,862
                                                         ------------
                                                            9,737,244
                                                         ------------
              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE PASS-THROUGH
              CERTIFICATES
              (Identified Cost $69,013,888) ..........     65,720,102
                                                         ------------
              SHORT-TERM INVESTMENT (1.2%)
              REPURCHASE AGREEMENT
   3,043      The Bank of New York 5.75%
                due 02/01/00 (dated 01/31/00;
                proceeds $3,043,046) (a)
                (Identified Cost $3,042,560) .........      3,042,560
                                                         ------------


TOTAL INVESTMENTS
(Identified Cost $260,257,709) (b) .....   101.3 %       264,355,271
LIABILITIES IN EXCESS OF OTHER
ASSETS .................................   ( 1.3)         (3,352,709)
                                           -----        ------------
NET ASSETS .............................   100.0%       $261,002,562
                                           =====        ------------

--------------------------------

* Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
+ Some or all of these securities are segregated in connection with securities purchased on a forward commitment basis.
(a) Collateralized by $2,803,456 Federal Home Loan Banks 6.50% due 01/28/04 valued at $2,720,314 and $380,506 U.S. Treasury Note 6.625% due 05/15/07
     valued at $383,103.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,571,438 and the aggregate gross unrealized depreciation is $18,473,876, resulting in net unrealized appreciation of $4,097,562.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000


ASSETS:
Investments in securities, at value
  (identified cost $260,257,709)..................................      $264,355,271
Receivable for :
   Interest ......................................................           782,521
   Investments sold ..............................................           701,519
   Dividends .....................................................           480,768
   Shares of beneficial interest sold ............................           334,160
Deferred organizational expenses .................................             5,213
Prepaid expenses .................................................            33,519
                                                                       -------------
   TOTAL ASSETS ..................................................       266,692,971
                                                                       -------------
LIABILITIES :
Payable for:
   Investments purchased .........................................         4,410,385
   Shares of beneficial interest repurchased .....................           860,153
   Plan of distribution fee ......................................           209,882
   Investment management fee .....................................           137,644
Accrued expenses and other payables ..............................            72,345
                                                                       -------------
   TOTAL LIABILITIES .............................................         5,690,409
                                                                       -------------
   NET ASSETS ....................................................      $261,002,562
                                                                       =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................      $246,264,091
Net unrealized appreciation ......................................         4,097,562
Accumulated undistributed net investment income ..................         1,028,219
Accumulated undistributed net realized gain ......................         9,612,690
                                                                       -------------
   NET ASSETS ....................................................      $261,002,562
                                                                       =============
CLASS A SHARES:
Net Assets .......................................................        $6,308,128
Shares Outstanding (unlimited authorized, $.01 par value).........           481,285
   NET ASSET VALUE PER SHARE .....................................            $13.11
                                                                             =======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ...............            $13.84
                                                                             =======
CLASS B SHARES:
Net Assets .......................................................       $87,553,566
Shares Outstanding (unlimited authorized, $.01 par value).........         6,686,444
   NET ASSET VALUE PER SHARE .....................................            $13.09
                                                                             =======
CLASS C SHARES:
Net Assets .......................................................      $163,952,821
Shares Outstanding (unlimited authorized, $.01 par value).........        12,524,765
   NET ASSET VALUE PER SHARE .....................................            $13.09
                                                                             =======
CLASS D SHARES:
Net Assets .......................................................        $3,188,047
Shares Outstanding (unlimited authorized, $.01 par value).........           243,374
   NET ASSET VALUE PER SHARE .....................................            $13.10
                                                                            ========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended January 31, 2000


NET INVESTMENT INCOME:
INCOME
Interest ..........................................      $ 7,315,851
Dividends .........................................        4,552,105
                                                       -------------
   TOTAL INCOME ...................................       11,867,956
                                                       -------------
EXPENSES
Plan of distribution fee (Class A shares) .........           14,754
Plan of distribution fee (Class B shares) .........        1,054,980
Plan of distribution fee (Class C shares) .........        1,923,819
Investment management fee .........................        1,850,448
Transfer agent fees and expenses ..................          283,299
Professional fees .................................           98,101
Registration fees .................................           80,264
Shareholder reports and notices ...................           66,795
Custodian fees ....................................           34,932
Organizational expenses ...........................           33,967
Trustees' fees and expenses .......................           12,710
Other .............................................            7,780
                                                       -------------
   TOTAL EXPENSES .................................        5,461,849
                                                       -------------
   NET INVESTMENT INCOME ..........................        6,406,107
                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................       29,579,104
Net change in unrealized appreciation .............      (42,371,654)
                                                       -------------
   NET LOSS .......................................      (12,792,550)
                                                       -------------
NET DECREASE ......................................      $(6,386,443)
                                                       =============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                            FOR THE YEAR         FOR THE YEAR
                                                                ENDED               ENDED
                                                          JANUARY 31, 2000     JANUARY 31, 1999
                                                         ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................      $  6,406,107         $  5,261,263
Net realized gain ....................................        29,579,104           34,473,593
Net change in unrealized appreciation ................       (42,371,654)          (2,381,940)
                                                           -------------        -------------
   NET INCREASE (DECREASE) ...........................        (6,386,443)          37,352,916
                                                           -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................          (169,618)             (47,853)
   Class B shares ....................................        (2,006,722)          (1,598,472)
   Class C shares ....................................        (3,663,089)          (3,567,970)
   Class D shares ....................................           (75,592)                (476)
Net realized gain
   Class A shares ....................................          (584,845)            (293,543)
   Class B shares ....................................        (9,188,841)          (9,940,337)
   Class C shares ....................................       (16,779,533)         (20,539,850)
   Class D shares ....................................          (263,468)              (1,892)
                                                           -------------        -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................       (32,731,708)         (35,990,393)
                                                           -------------        -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................        (8,199,933)         123,790,091
                                                           -------------        -------------
   NET INCREASE (DECREASE) ...........................       (47,318,084)         125,152,614
NET ASSETS:
Beginning of period ..................................       308,320,646          183,168,032
                                                           -------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,028,219 and $526,170, respectively).............      $261,002,562         $308,320,646
                                                           =============        =============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000, continued

securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000 of which approximately $141,000, have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1999, the Agreement was amended to reduce the annual rate to 0.575% of the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000, continued

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,851,326 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $164,476 and $31,894, respectively and received $45,154 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 2000 aggregated $144,335,515 and $176,080,324, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities in the amount of $24,230,698 and $11,860,869, respectively.

For the year ended January 31, 2000, the Fund incurred brokerage commissions of $27,605 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $181,681.

For the year ended January 31, 2000, the Fund incurred brokerage commissions of $72,878, with DWR for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the Fund's payable for investments purchased included unsettled trades with DWR of $789,095.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                       FOR THE YEAR                     FOR THE YEAR
                                                           ENDED                           ENDED
                                                     JANUARY 31, 2000                 JANUARY 31, 1999
                                              ------------------------------- --------------------------------
                                                   SHARES          AMOUNT           SHARES          AMOUNT
                                              --------------- ---------------  --------------- ----------------
CLASS A SHARES
Sold ........................................       457,031    $   6,829,861         214,798     $  3,288,029
Reinvestment of dividends and distributions .        48,583          659,711          20,830          297,931
Acquisition of TCW/DW Balanced Fund .........             -                -           4,134           64,616
Redeemed ....................................      (268,786)      (3,857,460)        (18,692)        (283,157)
                                                   --------    -------------         -------    -------------
Net increase - Class A ......................       236,828        3,632,112         221,070        3,367,419
                                                   --------    -------------         -------    -------------
CLASS B SHARES
Sold ........................................     2,180,069       32,477,102       2,522,284       38,625,606
Reinvestment of dividends and distributions .       671,424        9,166,773         556,089        8,004,525
Acquisition of TCW/DW Balanced Fund .........             -                -         714,438       11,141,706
Redeemed ....................................    (2,811,691)     (40,151,388)     (2,048,564)     (31,309,102)
                                                 ----------    -------------      ----------    -------------
Net increase - Class B ......................        39,802        1,492,487       1,744,247       26,462,735
                                                 ----------    -------------      ----------    -------------
CLASS C SHARES
Sold ........................................     1,064,467       15,862,750       1,731,430       26,748,214
Reinvestment of dividends and distributions .     1,405,960       19,192,025       1,566,246       22,586,918
Acquisition of TCW/DW Balanced Fund .........             -                -       5,421,407       84,548,537
Redeemed ....................................    (3,497,254)     (50,162,074)     (2,732,100)     (41,716,243)
                                                 ----------    -------------      ----------    -------------
Net increase (decrease) - Class C ...........    (1,026,827)     (15,107,299)      5,986,983       92,167,426
                                                 ----------    -------------      ----------    -------------
CLASS D SHARES
Sold ........................................       313,344        4,728,000         122,652        1,796,907
Reinvestment of dividends and distributions .        25,143          338,834             164            2,368
Redeemed ....................................      (218,586)      (3,284,067)           (457)          (6,764)
                                                 ----------    -------------      ----------    -------------
Net increase - Class D ......................       119,901        1,782,767         122,359        1,792,511
                                                 ----------    -------------      ----------    -------------
Net increase (decrease) in Fund .............      (630,296)   $  (8,199,933)      8,074,659     $123,790,091
                                                 ==========    =============      ==========    =============

6. FEDERAL INCOME TAX STATUS


As of January 31, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible organizational expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $33,967, accumulated undistributed net investment income was credited $10,963 and accumulated undistributed net realized gain was credited $23,004.

Morgan Stanley Dean Witter Balanced Growth Fund
Notes to Financial Statements January 31, 2000, continued

7. ACQUISITION OF TCW/DW BALANCED FUND

As of the close of business on March 13, 1998, the Fund acquired all the net assets of TCW/DW Balanced Fund ("Balanced") pursuant to a plan of reorganization approved by the shareholders of Balanced on February 26, 1998. The acquisition was accomplished by a tax-free exchange of 4,134 Class A shares of the Fund at a net asset value of $15.63 per share for 4,970 Class A shares of Balanced; 714,438 Class B shares of the Fund at a net asset value of $15.60 per share for 857,985 Class B shares of Balanced; and 5,421,407 Class C shares of the Fund at a net asset value of $15.60 per share for 6,505,688 Class C shares of Balanced. The net assets of the Fund and Balanced immediately before the acquisition were $195,384,041 and $95,754,859, respectively, including unrealized appreciation of $23,251,296 for Balanced. Immediately after the acquisition, the combined net assets of the Fund amounted to $291,138,900.

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                       FOR THE PERIOD
                                                              FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                ENDED              THROUGH
                                                            JANUARY 31, 2000     JANUARY 31, 1999     JANUARY 31, 1998
                                                           ------------------   ------------------   -----------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $ 15.01                $ 14.68              $ 14.69
                                                            -------                --------             --------
Income (loss) from investment operations:
 Net investment income .................................       0.41                   0.36                 0.21
 Net realized and unrealized gain (loss) ...............      (0.59)                  2.01                 0.50
                                                            -------                --------             --------
Total income (loss) from investment operations .........      (0.18)                  2.37                 0.71
                                                            -------                --------             --------
Less dividends and distributions from:
 Net investment income .................................      (0.40)                 (0.39)               (0.21)
 Net realized gain .....................................      (1.32)                 (1.65)               (0.51)
                                                            -------                ---------            ---------
Total dividends and distributions ......................      (1.72)                 (2.04)               (0.72)
                                                            -------                ---------            ---------
Net asset value, end of period .........................    $ 13.11                $ 15.01              $ 14.68
                                                            =======                =========            =========
TOTAL RETURN+ ..........................................      (1.35)%                17.02%                4.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.04 %(3)              1.06%(3)             1.12%(2)
Net investment income ..................................       2.81 %(3)              2.62%(3)             2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $6,308                 $3,670                 $343
Portfolio turnover rate ................................         48 %                   49%                  28%

-------------
* The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Highlights, continued



                                                                                                       FOR THE PERIOD
                                                              FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                ENDED              THROUGH
                                                            JANUARY 31, 2000     JANUARY 31, 1999     JANUARY 31, 1998
                                                           ------------------   ------------------   -----------------
CLASS B SHARES #
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $ 14.99                  $ 14.67             $  14.69
                                                            -------                  -------             --------
Income (loss) from investment operations:
 Net investment income .................................       0.30                     0.21                 0.16
 Net realized and unrealized gain (loss) ...............      (0.60)                    2.03                 0.49
                                                            -------                  -------             --------
Total income (loss) from investment operations .........      (0.30)                    2.24                 0.65
                                                            -------                  -------             --------
Less dividends and distributions from:
 Net investment income .................................      (0.28)                   (0.27)               (0.16)
 Net realized gain .....................................      (1.32)                   (1.65)               (0.51)
                                                            -------                  -------             --------
Total dividends and distributions ......................      (1.60)                   (1.92)               (0.67)
                                                            -------                  -------             --------
Net asset value, end of period .........................    $ 13.09                  $ 14.99             $  14.67
                                                            =======                  =======             ========
TOTAL RETURN + .........................................      (2.15)%                  16.09%                4.38%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       1.80 %(3)                1.81%(3)             1.86%(2)
Net investment income ..................................       2.05 %(3)                1.87%(3)             2.14%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $87,554                  $99,666              $71,900
Portfolio turnover rate ................................         48 %                     49%                  28%

--------------
* The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Highlights, continued



                                                                         FOR THE YEAR ENDED JANUARY 31
                                                         -------------------------------------------------------------
                                                             2000#           1999#        1998***#          1997
                                                         -------------- ---------------- ------------ ----------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................  $14.99           $14.66           $13.01          $11.92
                                                         -------          -------          -------       ---------
Income (loss) from investment operations:
 Net investment income .................................    0.30             0.22             0.32            0.25
 Net realized and unrealized gain (loss) ...............   (0.60)            2.04             2.23            1.33
                                                         -------          -------          -------       ---------
Total income (loss) from investment operations .........   (0.30)            2.26             2.55            1.58
                                                         -------          -------          -------       ---------
Less dividends and distributions from:
 Net investment income .................................   (0.28)           (0.28)           (0.30)          (0.27)
 Net realized gain. ....................................   (1.32)           (1.65)           (0.60)          (0.22)
                                                         -------          -------          -------       ---------
Total dividends and distributions ......................   (1.60)           (1.93)           (0.90)          (0.49)
                                                         -------          -------          -------       ---------
Net asset value, end of period .........................  $13.09           $14.99           $14.66          $13.01
                                                         =======          =======          =======       =========
TOTAL RETURN+ ..........................................   (2.14)%          16.23%           19.82%          13.44%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................    1.79%(4)         1.80%(4)         1.87%           1.92%(3)
Net investment income ..................................    2.06%(4)         1.88%(4)         2.18%           2.31%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................ $163,953        $203,132         $110,909        $119,416
Portfolio turnover rate ................................       48%             49%              28%             16%



                                                             FOR THE PERIOD
                                                             MARCH 28, 1995*
                                                                 THROUGH
                                                            JANUARY 31, 1996
                                                         ----------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $10.00
                                                                -------
Income (loss) from investment operations:
 Net investment income .................................           0.31
 Net realized and unrealized gain (loss) ...............           1.88
                                                                -------
Total income (loss) from investment operations .........           2.19
                                                                -------
Less dividends and distributions from:
 Net investment income .................................          (0.27)**
 Net realized gain. ....................................            -
                                                                -------
Total dividends and distributions ......................          (0.27)
                                                                -------
Net asset value, end of period .........................         $11.92
                                                                =======
TOTAL RETURN+. .........................................          22.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            -   (2)(3)
Net investment income ..................................           4.25%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $47,596
Portfolio turnover rate ................................              2%(1)

--------------
  *  Commencement of operations.
 **  Includes a capital gain distribution of $0.004.
*** Prior to July 28, 1997, the fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 1.95% and 2.28%, respectively, for the year ended January 31, 1997, and 2.42% and 1.83%, respectively, for the period ended January 31, 1996.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Financial Highlights, continued



                                                                                                       FOR THE PERIOD
                                                              FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                  ENDED                ENDED              THROUGH
                                                            JANUARY 31, 2000     JANUARY 31, 1999     JANUARY 31, 1998
                                                           ------------------   ------------------   -----------------
CLASS D SHARES #
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $15.01          $14.68                   $14.69
                                                               --------         -------                  -------
Income (loss) from investment operations:
 Net investment income .................................           0.44            0.37                     0.24
 Net realized and unrealized gain (loss) ...............          (0.60)           2.03                     0.48
                                                               --------         -------                  -------
Total income (loss) from investment operations .........          (0.16)           2.40                     0.72
                                                               --------         -------                  -------
Less dividends and distributions from:
 Net investment income .................................          (0.43)          (0.42)                   (0.22)
 Net realized gain .....................................          (1.32)          (1.65)                   (0.51)
                                                               --------         -------                  -------
Total dividends and distributions ......................          (1.75)          (2.07)                   (0.73)
                                                               --------         -------                  -------
Net asset value, end of period .........................         $13.10          $15.01                   $14.68
                                                               ========         =======                  =======
TOTAL RETURN+ ..........................................          (1.20)%         17.28%                    4.88%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           0.80%(3)        0.81%(3)                 0.86%(2)
Net investment income ..................................           3.05%(3)        2.87%(3)                 3.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $3,188          $1,853                      $16
Portfolio turnover rate ................................             48%             49%                      28%

--------------
*    The date the shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Balanced Growth Fund
Report of Independent Accountants

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund") at January 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
March 13, 2000



                      2000 FEDERAL TAX NOTICE (unaudited)

      During the year ended January 31, 2000, the Fund paid to its shareholders $1.28 per share from long-term capital gains. For such period, 50.03% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
BALANCED
GROWTH FUND




[GRAPHIC OMITTED]


ANNUAL REPORT
JANUARY 31, 2000